Other Receivables, Net	12 Months Ended
Dec. 31, 2022
Other Receivables, Net [Abstract]
OTHER RECEIVABLES, NET

8.      OTHER RECEIVABLES, NET

As of December 31, 2022 and 2021, other receivables consisted of the following:

	December 31, 2022	December 31, 2021
Other receivables	198,192	678,983
Less: allowance for credit losses	9,797	22,148
	$188,395	$656,835